COMMITMENTS AND CONTIGENCIES (Details Narrative) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Litigation liabilities	$ 6,070,000.00	$ 5,780,000		¥ 43,540	¥ 42,200
Accounts payable	3,229,093	3,025,277			¥ 22,100
Accrued legal expenses	2,849,585	$ 2,750,033	¥ 20,100
Accounts payable	3,220,000			23,130
Accrued legal expenses	$ 2,840,000			¥ 20,410